SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report for Money Market Management, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period from January 1, 2000 through June 30, 2000. The report begins with commentary by the fund's portfolio manager and follows with a complete list of the fund's holdings and its financial statements.

This high quality money market fund continues to pursue daily income while bringing you the additional advantages of daily liquidity and stability of principal.1

During the six-month reporting period, the fund paid shareholders dividends totaling $0.025 per share. On June 30, 2000, the fund's $87 million portfolio was invested in high quality money market securities that included high-quality commercial paper (34.4%), variable notes (30.4%), certificates of deposit (12.3%), short-term notes (9.7%), loan participation notes (5.1%), asset-backed securities (4.1%), a repurchase agreement (2.8%) and a corporate bond (1.1%).

Thank you for choosing Money Market Management as a convenient, liquid daily cash investment. We will continue to keep you up to date on your investment, and welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Money Market Management invests in money market instruments maturing in 397 days or less. The average maturity of these securities, computed on a dollar weighted basis, is restricted to 90 days or less. Portfolio securities must be rated in one of the two highest short-term rating categories by one or more of the nationally recognized statistical rating organizations or be of comparable quality to securities having such ratings. Typical security types include, but are not limited to, commercial paper, certificates of deposit, time deposits, variable rate instruments and repurchase agreements.

During the past six months we have continued to see strong economic growth in the United States. Thirty-year lows in the unemployment number, strong retail sales, increased home buying and strong productivity numbers led the Federal Reserve Board (the "Fed") to increase the federal funds target rate by 100 basis points. The Fed increased in 25 basis point increments until May 2000, when they raised rates 50 basis points to 6.50%. During the past month we began to see signs of a moderate economic slowdown. Although we still think there is a risk of inflationary pressure, we think the Fed will remain on hold in the short term.

The thirty-day commercial paper yield started the reporting period at 5.62% on January 3, 2000, and then rose as high as 6.58% on June 30, 2000. The commercial paper rates increased over this time frame in anticipation of the federal funds target rate increases.

The target average maturity range for the fund remained in the 45-55 day target range for the entire reporting period reflecting a positive position regarding Fed policy and the money market yield curve. In structuring the fund, there is continued emphasis placed on positioning 30-35% of the fund's core net assets in variable rate demand notes and accomplishing a modest barbell structure.

During the six-month reporting period ended June 30, 2000, the net assets of the fund increased from $76.9 to $87.1 million while the 7-day net yield increased from 4.59% to 5.57%.1 The effective average maturity of the fund on June 30, 2000 was 61 days.

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Last Meeting of Shareholders

A Special Meeting for the shareholders of Money Market Management was held on November 30, 1999. On September 21, 1999, the record date for shareholders voting at the meeting, there were 78,873,312 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

Agenda Item 1

Election of Directors.

Names	For	Withheld Authority to Vote
John F. Cunningham	48,904,275	1,398,805
Charles F. Mansfield, Jr.	48,904,787	1,398,293
John S. Walsh	48,893,775	1,409,305

Agenda Item 2

To approve an amendment to, and a restatement of, the Fund's Articles of Incorporation to permit the Board to liquidate assets of the Fund, its series or classes, and distribute the proceeds of such assets to holders of such shares representing such interests, without seeking shareholder approval to the extent permitted under Maryland law.

For	Against	Abstain	Broker Non-Votes
41,914,728	2,858,617	2,062,426	3,467,309

Agenda Item 3

To approve a proposed Agreement and Plan of Reorganization between the Fund and Money Market Obligations Trust, on behalf of its series, Money Market Management (the "New Fund"), whereby the New Fund would acquire all of the assets of the Fund in exchange for shares of the New Fund to be distributed pro rata by the Fund to its shareholders in complete liquidation and termination of the Fund.

For	Against	Abstain	Broker Non-Votes
42,598,173	2,021,292	2,216,306	3,467,309

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount		Value
	ASSET-BACKED SECURITIES--4.1%
	Finance - Automotive--0.7%
$660,403	Ford Credit Auto Owner Trust 2000-A, Class A2, 6.217%, 12/15/2000	$660,403

	Finance - Equipment--3.4%
1,000,000	CIT Equipment Collateral 2000-1, Class A2A, 6.641%, 3/20/2001	1,000,000
43,680	Copelco Capital Funding LLC 1999-B, Class A-1, 5.937%, 10/18/2000	43,680
894,447	Copelco Capital Receivables LLC Series 2000-A, Class A-1, 6.507%, 5/14/2001	894,447
1,000,000	Copelco Capital Receivables LLC Series 2000-A, Class A2A, 6.130%, 3/19/2001	1,000,000

	TOTAL	2,938,127

	TOTAL ASSET-BACKED SECURITIES	3,598,530

	CERTIFICATES OF DEPOSIT--12.3%
	Banking--12.3%
1,300,000	Bank of Nova Scotia, Toronto, 6.880%, 4/3/2001	1,299,721
500,000	Credit Agricole Indosuez, 6.870%, 3/28/2001	499,895
4,000,000	Deutsche Bank AG, 6.580% - 6.700%, 7/13/2000 - 2/5/2001	3,999,715
1,000,000	Royal Bank of Canada, Montreal, 6.460%, 10/23/2000	1,000,031
2,700,000	Svenska Handelsbanken, Stockholm, 6.765% - 7.120%, 3/22/2001 - 5/4/2001	2,699,434
1,200,000	UBS AG, 6.190% - 6.950%, 12/11/2000 - 5/2/2001	1,199,686

	TOTAL CERTIFICATES OF DEPOSIT	10,698,482

	COMMERCIAL PAPER--34.4%[1]
	Banking--10.5%
800,000	Den Danske Corp., Inc., (Guaranteed by Den Danske Bank A/S), 6.630%, 12/26/2000	773,775
3,439,000	Gotham Funding Corp., 6.650%, 7/19/2000	3,427,565
4,500,000	Market Street Funding Corp., (PNC Bank, N.A. LOC), 6.560%, 7/17/2000	4,486,880
500,000	Westpac Trust Securities NZ Ltd., (Guaranteed by Westpac Banking Corp. Ltd., Sydney), 6.200%, 12/4/2000	486,567

	TOTAL	9,174,787

	Brokerage--9.2%
3,000,000	Goldman Sachs Group, Inc., 6.650%, 7/10/2000	2,995,087
5,000,000	Salomon Smith Barney Holdings, Inc., 6.600%, 7/13/2000	4,989,000

	TOTAL	7,984,087

Principal Amount		Value
	COMMERCIAL PAPER--continued[1]
	Finance - Commercial--7.4%
$1,500,000	General Electric Capital Corp., 6.060% - 6.070%, 8/18/2000 - 8/29/2000	$1,486,022
5,000,000	Receivables Capital Corp., 6.580%, 7/10/2000	4,991,775

	TOTAL	6,477,797

	Insurance--7.3%
2,000,000	Marsh USA Inc., 6.240%, 10/10/2000	1,964,987
4,400,000	Sheffield Receivables Corp., 6.560%, 7/12/2000	4,391,180

	TOTAL	6,356,167

	TOTAL COMMERCIAL PAPER	29,992,838

	CORPORATE BOND--1.1%
	Finance - Commercial--1.1%
1,000,000	FINOVA Capital Corp., 6.570%, 3/19/2001	998,032

	LOAN PARTICIPATIONS--5.1%
	Automotive--1.0%
900,000	Visteon Corp., 6.900%, 7/19/2000	900,000

	Electrical Equipment--0.6%
500,000	Mt. Vernon Phenol Plant Partnership, (General Electric Co. LOC), 6.810%, 5/17/2001	500,000

	Finance - Automotive--2.3%
2,000,000	General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 6.663%, 7/3/2000	1,999,260

	Finance - Equipment--1.2%
1,000,000	Comdisco, Inc., 6.900%, 7/7/2000	1,000,000

	TOTAL LOAN PARTICIPATIONS	4,399,260

	NOTES - VARIABLE--30.4%[2]
	Banking--16.7%
1,970,000	4 C's LLC, Series 1998, (KeyBank, N.A. LOC), 6.850%, 7/6/2000	1,970,000
3,000,000	American Health Care Centers, Series 1998, (FirstMerit Bank, N.A. LOC), 6.840%, 7/6/2000	3,000,000
1,000,000	Bond Holding LP, (SouthTrust Bank of Alabama, Birmingham LOC), 6.750%, 7/7/2000	1,000,000
1,000,000	Comerica Bank, 6.630%, 7/10/2000	999,789
2,000,000	Liquid Asset Backed Securities Trust, Series 1996-3, Sr. Notes, (Westdeutsche Landesbank Girozentrale Swap Agreement), 6.671%, 7/14/2000	2,000,000
261,314	Liquid Asset Backed Securities Trust, Series 1997-3, Sr. Notes, (AMBAC INS), 6.218%, 9/27/2000	261,314
875,000	North Center Properties, (Huntington National Bank, Columbus, OH LOC), 6.790%, 7/6/2000	875,000
Principal Amount		Value
	NOTES - VARIABLE--continued[2]
	Banking--continued
$500,000	SMM Trust, Series 2000-B Class A-1, (Morgan Guaranty Trust Co., New York Swap Agreement), 6.661%, 7/13/2000	$500,000
2,000,000	Sandridge Food Corp., (Bank One, Ohio, N.A. LOC), 6.750%, 7/6/2000	2,000,000
1,900,000	Westdeutsche Landesbank Girozentrale, 6.569%, 7/17/2000	1,899,199

	TOTAL	14,505,302

	Brokerage--3.7%
1,600,000	Merrill Lynch & Co., Inc., 6.595%, 7/12/2000	1,599,774
1,600,000	Morgan Stanley, Dean Witter & Co., 6.930%, 7/3/2000	1,600,000

	TOTAL	3,199,774

	Finance - Commercial--2.3%
2,000,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.834% - 7.010%, 7/28/2000	2,000,000

	Finance - Retail--1.2%
1,000,000	American Financial Services Insurance Premium Receivables Trust, Series 1994-A, 7.207%, 7/14/2000	1,000,000

	Homebuilding--0.8%
700,000	Centex Corp., 6.834%, 7/27/2000	700,000

	Insurance--5.7%
4,000,000	Anchor National Life Insurance Co., 6.370%, 7/3/2000	4,000,000
1,000,000	First Allmerica Financial Life Insurance Co., 6.648%, 8/3/2000	1,000,000

	TOTAL	5,000,000

	TOTAL NOTES - VARIABLE	26,405,076

	SHORT-TERM NOTES--9.7%
	Banking--2.3%
2,000,000	Bank One, Chicago, Illinois, N.A., 6.070% - 6.140%, 10/10/2000	1,999,736

	Brokerage--1.2%
1,000,000	Goldman Sachs Group, Inc., 6.650%, 7/19/2000	1,000,000

	Finance - Commercial--6.2%
2,900,000	Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 6.000% - 7.240%, 8/14/2000 - 6/28/2001	2,900,000
2,500,000	Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 6.360% - 6.943%, 10/26/2000 - 5/3/2001	2,500,405

	TOTAL	5,400,405

	TOTAL SHORT-TERM NOTES	8,400,141

Principal Amount		Value
	REPURCHASE AGREEMENT--2.8%[3]
$2,470,000	Deutsche Bank Financial, Inc., 6.900%, dated 6/30/2000, due 7/3/2000	$2,470,000

	TOTAL INVESTMENTS (AT AMORTIZED COST)[4]	$86,962,359

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreement is fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($87,085,736) at June 30, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
INS	--Insured
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Total investments in securities, at amortized cost and value		$86,962,359
Cash		1,337
Income receivable		607,034
Receivable for shares sold		2,700

TOTAL ASSETS		87,573,430

Liabilities:
Payable for shares redeemed	$46,594
Income distribution payable	408,692
Accrued expenses	32,408

TOTAL LIABILITIES		487,694

Net assets for 87,085,736 shares outstanding		$87,085,736

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$87,085,736 ÷ 87,085,736 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Interest		$2,737,178

Expenses:
Investment adviser fee	$220,526
Administrative personnel and services fee	62,500
Custodian fees	8,645
Transfer and dividend disbursing agent fees and expenses	77,238
Directors'/Trustees' fees	5,983
Auditing fees	6,650
Legal fees	4,321
Portfolio accounting fees	23,869
Shareholder services fee	110,263
Share registration costs	11,560
Printing and postage	20,177
Insurance premiums	3,144
Taxes	1,559
Miscellaneous	5,642

TOTAL EXPENSES	562,077

Waiver:
Waiver of shareholder services fee	(57,336)

Net expenses		504,741

Net investment income		$2,232,437

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,232,437	$3,320,080

Distributions to Shareholders:
Distributions from net investment income	(2,232,437)	(3,320,080)

Share Transactions:
Proceeds from sale of shares	136,605,724	151,126,645
Net asset value of shares issued to shareholders in payment of distributions declared	1,661,499	3,085,353
Cost of shares redeemed	(128,032,793)	(160,820,672)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	10,234,430	(6,608,674)

Change in net assets	10,234,430	(6,608,674)

Net Assets:
Beginning of period	76,851,306	83,459,980

End of period	$87,085,736	$76,851,306

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.04	0.05	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.03)	(0.04)	(0.05)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.53%	4.23%	4.64%	4.69%	4.56%	5.13%

Ratios to Average Net Assets:

Expenses	1.14%[2]	1.12%	1.11%	1.10%	1.06%	1.08%

Net investment income	5.06%[2]	4.15%	4.54%	4.58%	4.46%	4.99%

Expense waiver/reimbursement[3]	0.13%[2]	0.20%	0.18%	0.15%	0.13%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,086	$76,851	$83,460	$81,309	$87,381	$101,390

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 2000 (UNAUDITED)

ORGANIZATION

Effective February 1, 2000, Money Market Management (the "Fund") became a portfolio of Money Market Obligations Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of the Fund. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to achieve current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At June 30, 2000, there were 50,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2000	Year Ended December 31, 1999
Shares sold	136,605,724	151,126,645
Shares issued to shareholders in payment of distributions declared	1,661,499	3,085,353
Shares redeemed	(128,032,793)	(160,820,672)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,234,430	(6,608,674)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on the average daily net assets of the Fund as follows: 0.500% on the first $500 million, 0.475% on the next $500 million, 0.450% on the next $500 million, 0.425% on the next $500 million, and 0.400% thereafter.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Money Market Management

SEMI-ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2000

Federated
Money Market Management
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N211

8080103 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term U.S. Government Trust, a portfolio of Money Market Obligations Trust, which covers the six-month reporting period from January 1, 2000 through June 30, 2000. The report begins with a commentary by the fund's portfolio manager and follows with a complete list of fund holdings and its financial statements.

Federated Short-Term U.S. Government Trust continues to pursue daily income while bringing you the additional advantages of daily liquidity and stability of principal, all through a portfolio of U.S. government money market securities.

On June 30, 2000, the $269.1 million portfolio was invested in short-term U.S. government obligations (36.2%) and repurchase agreements fully collateralized by U.S. Treasury or government agency obligations (64.4%).

Over the six-month reporting period, the portfolio paid dividends totaling $0.028 per share while maintaining a stable $1.00 net asset value.1

Thank you for choosing Federated Short-Term U.S. Government Trust as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
August 15, 2000

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Federated Short-Term U.S. Government Trust is invested in U.S. Treasury and government agency obligations and in repurchase agreements which have these securities as collateral. The fund invests in issues of the Federal National Mortgage Association, Student Loan Marketing Association, Federal Farm Credit Bank System, Federal Home Loan Bank System, and Federal Home Loan Mortgage Corp., and may maintain a small position in U.S. Treasury obligations for liquidity purposes.

The semi-annual reporting period began with the capital markets breathing a sigh of relief as Year 2000 fears quickly subsided. Focus shifted back to the robust economy and to whether the Federal Reserve Board (the "Fed") would resume its tightening bias in an attempt to slow growth. Indeed, short-term rates rose steadily during the period and the Fed tightened monetary policy on three separate occasions. Following two consecutive Federal Open Market Committee (FOMC) meetings in February and March, the Fed raised the federal funds target rate by 25 basis points. This brought the federal funds target rate to 6.00% on March 21, 2000.

In spite of the tighter monetary policy, robust economic growth continued. Gross Domestic Product (GDP) in the fourth quarter of 1999 was 7.3% and, if there were any lingering doubts as to the strength of the domestic economy, first quarter GDP was measured at 5.4%. There were few signs of an economic slowdown. Labor markets also remained tight throughout the reporting period. For example, the average monthly non-farm payroll increase during the reporting period was $261,000 and the unemployment rate hovered around a 30-year low of 4.0%. Generally, inflation remained contained but prices still climbed faster in the first half of 2000 than they did during all of 1999. Oil prices had a roller coaster ride during the reporting period and the Consumer Price Index (CPI) followed the lead, rising as much as 0.7% in March 2000 and remaining flat in April 2000. The core CPI measure, excluding the food and energy sectors, was more steady and remained benign. This measure increased 0.2% in five of the six months of the reporting period. Nonetheless, core CPI increased at an annualized pace of 2.6% in the fist six months of 2000, compared with a 1.9% rate over the first six months of 1999.

With inflationary pressures potentially building and with scant evidence that prior rate hikes had slowed the economy, the Fed shifted to a more aggressive posture and increased rates by 50 basis points at its May 16th meeting. Following this interest rate increase, however, economic growth appeared to moderate. Stock market momentum abated and, in turn, retail sales, the housing market, and other measures of economic activity cooled. Sensing this moderation and content to let the effects of the prior rate hikes filter through the economy, the Fed left interest rates unchanged following its June 28th FOMC meeting. The federal funds target rate ended the reporting period at 6.50%.

Movements in short-term rates throughout the reporting period reflected domestic economic strength and resulting Fed expectations. For example, the yield on a one-year agency discount note began the reporting period yielding 6.08%. By the end of March, following two rate increases, the yield on the security was 6.66%. Agency paper traded flat throughout April, but as the market began to anticipate a more aggressive Fed, yields increased substantially in May and peaked at 7.26% on June 2, 2000. Signs of a moderating economy caused yields to decline in June and the one-year agency discount note ended the reporting period yielding 6.92%.

Early in the reporting period, the fund was managed within a 40 to 50-day average maturity target range. In late January, in light of our expectations for further interest rate increases, the average maturity target range was shortened to 35 to 45 days and moved within that range according to relative value opportunities available in the markets. Holdings in the fund included large positions in overnight and short-term repurchase agreements and floating rate securities. Fully 77% of the fund's net assets were invested in these instruments at period-end.

We will continue to monitor economic and market developments for signs that the recent Fed interest rate increases are taking hold. We will attempt to derive an appropriate average maturity target range for the fund and to seek a strong performance through on-going relative value analysis.

Portfolio of Investments

JUNE 30, 2000 (UNAUDITED)

Principal Amount			Value
		SHORT-TERM OBLIGATIONS--36.2%
$2,000,000		Federal Farm Credit Bank Note, 5.400%, 7/3/2000	$1,999,983
7,000,000	[1]	Federal Farm Credit Bank Discount Notes, 5.940% - 6.290%, 1/23/2001 - 4/3/2001	6,747,837
1,000,000	[1]	Federal Home Loan Bank Discount Note, 5.950%, 1/12/2001	967,771
5,000,000	[2]	Federal Home Loan Bank Floating Rate Notes, 6.451% - 6.523%, 7/17/2000 - 9/17/2000	4,996,124
11,150,000		Federal Home Loan Bank Notes, 6.125% - 7.150%, 10/27/2000 - 6/29/2001	11,147,429
1,000,000		Federal Home Loan Mortgage Corp. Note, 7.190%, 7/5/2001	1,000,000
15,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 5.410% - 6.520%, 8/4/2000 - 5/2/2001	14,716,006
3,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Note, 6.427%, 7/21/2000	2,997,515
5,500,000		Federal National Mortgage Association Notes, 6.445% - 7.250%, 2/23/2001 - 5/25/2001	5,497,313
18,000,000	[1]	Federal National Mortgage Association Discount Notes, 6.090% - 6.440%, 7/27/2000 - 9/21/2000	17,840,446
19,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 6.282% - 6.590%, 7/17/2000 - 9/1/2000	18,988,939
1,000,000		Student Loan Marketing Association Note, 6.045%, 11/3/2000	999,798
9,000,000	[2]	Student Loan Marketing Association Floating Rate Notes, 6.544% - 6.825%, 7/3/2000 - 7/4/2000	8,997,834

		TOTAL SHORT-TERM OBLIGATIONS	96,896,995

		REPURCHASE AGREEMENTS--64.4%[3]
10,000,000		ABN AMRO, Inc., 6.830%, dated 6/30/2000, due 7/3/2000	10,000,000
10,000,000		Bank of America Securities LLC, 6.930%, dated 6/30/2000, due 7/3/2000	10,000,000
10,000,000		Countrywide Securities Corp., 6.900%, dated 6/30/2000, due 7/3/2000	10,000,000
10,000,000		First Union Capital Markets, 6.930%, dated 6/30/2000, due 7/3/2000	10,000,000
10,000,000		Goldman Sachs Group, LP, 6.900%, dated 6/30/2000, due 7/3/2000	10,000,000
9,000,000	[4]	Greenwich Capital Markets, Inc., 6.500%, dated 6/12/2000, due 7/12/2000	9,000,000
10,000,000		HSBC Securities, Inc., 6.950%, dated 6/30/2000, due 7/3/2000	10,000,000
9,000,000	[4]	Lehman Brothers, Inc., 6.550%, dated 6/9/2000, due 8/11/2000	9,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued[3]
$50,000,000		PaineWebber Group, Inc., 6.900%, dated 6/30/2000, due 7/3/2000	$50,000,000
10,000,000		Paribas Corp., 6.920%, dated 6/30/2000, due 7/3/2000	10,000,000
10,000,000		Prudential Securities, Inc., 6.900%, dated 6/30/2000, due 7/3/2000	10,000,000
20,000,000		Salomon Brothers, Inc., 6.930%, dated 6/30/2000, due 7/3/2000	20,000,000
4,177,000		Warburg Dillon Reed LLC, 6.600%, dated 6/30/2000, due 7/3/2000	4,177,000

		TOTAL REPURCHASE AGREEMENTS	172,177,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[5]	$269,073,995

1 Each issue shows the rate of discount at the time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. Treasury and/or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($267,314,532) at June 30, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JUNE 30, 2000 (UNAUDITED)

Assets:
Investments in repurchase agreements	$172,177,000
Investments in securities	96,896,995

Total investment in securities, at amortized cost and value		$269,073,995
Income receivable		606,332
Receivable for investments sold		3,964,333

TOTAL ASSETS		273,644,660

Liabilities:
Payable for investments purchased	4,963,620
Income distribution payable	1,347,557
Accrued expenses	18,951

TOTAL LIABILITIES		6,330,128

Net assets for 267,314,532 shares outstanding		$267,314,532

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$267,314,532 ÷ 267,314,532 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment Income:
Interest			$8,376,756

Expenses:
Investment adviser fee		$555,348
Administrative personnel and services fee		104,544
Custodian fees		15,219
Transfer and dividend disbursing agent fees and expenses		17,579
Directors'/Trustees' fees		2,309
Auditing fees		5,601
Legal fees		6,483
Portfolio accounting fees		33,801
Shareholder services fee		347,093
Share registration costs		8,026
Printing and postage		8,397
Insurance premiums		817
Miscellaneous		3,492

TOTAL EXPENSES		1,108,709

Waivers:
Waiver of investment adviser fee	$(186,382)
Waiver of shareholder services fee	(277,674)

TOTAL WAIVERS		(464,056)

Net expenses			644,653

Net investment income			$7,732,103

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$7,732,103	$15,407,687

Distributions to Shareholders:
Distributions from net investment income	(7,732,103)	(15,407,687)

Share Transactions:
Proceeds from sale of shares	408,537,486	1,064,635,667
Net asset value of shares issued to shareholders in payment of distributions declared	1,847,549	4,662,901
Cost of shares redeemed	(432,193,087)	(1,130,194,910)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(21,808,052)	(60,896,342)

Change in net assets	(21,808,052)	(60,896,342)

Net Assets:
Beginning of period	289,122,584	350,018,926

End of period	$267,314,532	$289,122,584

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) June 30,	Year Ended December 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.05	0.05	0.05	0.05	0.06
Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.05)	(0.05)	(0.06)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	2.80%	4.77%	5.16%	5.24%	5.10%	5.72%

Ratios to Average Net Assets:

Expenses	0.46%[2]	0.46%	0.46%	0.46%	0.46%	0.46%

Net investment income	5.57%[2]	4.64%	5.04%	5.10%	4.99%	5.57%

Expense waiver/reimbursement[3]	0.33%[2]	0.34%	0.33%	0.33%	0.33%	0.32%

Supplemental Data:

Net assets, end of period (000 omitted)	$267,315	$289,123	$350,019	$489,292	$609,589	$773,851

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JUNE 30, 1999 (UNAUDITED)

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Short-Term U.S. Government Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended (unaudited) June 30, 2000	Year Ended December 31, 1999
Shares sold	408,537,486	1,064,635,667
Shares issued to shareholders in payment of distributions declared	1,847,549	4,662,901
Shares redeemed	(432,193,087)	(1,130,194,910)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(21,808,052)	(60,896,342)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, though is subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Short-Term U.S. Government Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

JUNE 30, 2000

Federated
Federated Short-Term U.S. Government Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 60934N765

8080106 (8/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.